Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 3,606	$ 5,235
Collateral posted	5,388	5,568
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	56	79
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	563	813
Ba1 | BB plus
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 1,778	$ 2,859